Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Power sale and other contracts	Software and other	Intangibles under development	Coal rights	Total
Cost
As at Dec. 31, 2023	270	446	27	132	875
Additions	—	—	10	—	10
Acquisitions (Note 4)	57	—	—	—	57
Change in foreign exchange rates	5	7	1	—	13
Transfers	20	35	(33)	—	22
As at Dec. 31, 2024	352	488	5	132	977
Additions	—	—	11	—	11
Acquisitions(1)	—	—	12	—	12
Retirement of assets	—	(110)	—	—	(110)
Asset impairment charges	(2)	(1)	—	—	(3)
Change in foreign exchange rates	(4)	(5)	—	—	(9)
Transfers	—	6	(6)	—	—
As at Dec. 31, 2025	346	378	22	132	878
Accumulated amortization
As at Dec. 31, 2023	174	346	—	132	652
Amortization	19	19	—	—	38
Change in foreign exchange rates	4	3	—	—	7
Transfers	—	(1)	—	—	(1)
As at Dec. 31, 2024	197	367	—	132	696
Amortization	28	23	—	—	51
Retirement of assets	—	(110)	—	—	(110)
Change in foreign exchange rates	(1)	(1)	—	—	(2)
As at Dec. 31, 2025	224	279	—	132	635
Carrying amount
As at Dec. 31, 2024	155	121	5	—	281
As at Dec. 31, 2025	122	99	22	—	243
(1)Relates to the acquisition of the remaining 40 per cent interest in Tent Mountain, which was previously accounted for using the equity method. Refer to Note 9 for further details.